Travel Accounts Payable	12 Months Ended
Dec. 31, 2021
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Travel Accounts Payable
16.	Travel accounts payable
Travel accounts payable consist of the following:

	As of December 31, 2021	As of December 31, 2020
Hotels and other travel providers (1)	$172,393	$131,744
Cancelled reservations pending payment to travelers (2)	71,301	90,764
Airlines	19,836	6,927

Total travel accounts payable	$263,530	$229,435

(1)	Includes $142,898 and $76,603 as of December 31, 2021 and 2020, respectively, for deferred merchant bookings which will be due after the traveler has checked out.
(2)
Relates to refund vouchers issued to travelers due to cancelled reservations as a result of the
COVID-19
pandemic. Vouchers are eligible for use for their stated amount at any time after issuance and until one year after the World Health Organization declares the end of the pandemic.